Derivative Liabilities - Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 567,050	$ 565,949	$ 2,306,796	$ 2,446,091	$ 1,499,334	$ 1,494,200	$ 2,306,796	$ 1,494,200	$ 1,494,200
Fair value - mark to market adjustment	56,712	1,101	(1,740,847)	57,052	(7,968)	5,134
Ending balance	623,762	567,050	565,949	2,174,194	2,446,091	1,499,334	623,762	2,174,194	2,306,796
Fair value - mark to market adjustment prior to conversion or reclassification				(149,542)
Conversion of convertible promissory notes				(1,457,801)
Reclassification of warrants to equity				(838,748)
Recognition of contingent milestone liability				2,117,142
Fair value - commitment date					954,725
Contingent Milestone Payment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	567,050	565,949	2,306,796				2,306,796
Fair value - mark to market adjustment	56,712	1,101	(1,740,847)	57,052
Ending balance	$ 623,762	$ 567,050	$ 565,949	2,174,194			$ 623,762	2,174,194	2,306,796
Fair value - mark to market adjustment prior to conversion or reclassification
Conversion of convertible promissory notes
Reclassification of warrants to equity
Recognition of contingent milestone liability				2,117,142
Fair value - commitment date
Bridge Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance				1,528,426	839,254	834,352		834,352	834,352
Fair value - mark to market adjustment					8,896	4,902
Ending balance					1,528,426	839,254
Fair value - mark to market adjustment prior to conversion or reclassification				(105,790)
Conversion of convertible promissory notes				(1,422,636)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - commitment date					680,276
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance				837,293	579,853	578,164		578,164	578,164
Fair value - mark to market adjustment					(17,009)	1,689
Ending balance					837,293	579,853
Fair value - mark to market adjustment prior to conversion or reclassification				1,455
Conversion of convertible promissory notes
Reclassification of warrants to equity				(838,748)
Recognition of contingent milestone liability
Fair value - commitment date					274,449
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance				80,372	80,227	81,684		81,684	$ 81,684
Fair value - mark to market adjustment					145	(1,457)
Ending balance					80,372	$ 80,227
Fair value - mark to market adjustment prior to conversion or reclassification				(45,207)
Conversion of convertible promissory notes				(35,165)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Fair value - commitment date